UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Value Trust, Inc.

December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.8%
Consumer Discretionary — 29.1%
Internet and Catalog Retail — 14.7%
Amazon.com, Inc.	22,000	$974,380	A,B
eBay Inc.	6,000	697,680	A
InterActiveCorp	31,500	870,030	A,B

		2,542,090

Leisure Equipment and Products — 3.2%
Eastman Kodak Company	17,000	548,250	B

Media — 8.3%
Comcast Corporation – Class A	8,500	282,880	A
The DIRECTV Group, Inc.	23,000	385,020	A
Time Warner Inc.	20,000	388,800	A
WPP Group plc	34,000	373,392

		1,430,092

Retail — 0.4%
Kmart Holding Corporation	650	64,318	A

Specialty Retail — 2.5%
The Home Depot, Inc.	10,000	427,400

Consumer Staples — 3.3%
Food and Staples Retailing — 3.3%
Albertson’s, Inc.	16,000	382,080
The Kroger Co.	10,259	179,948	A

		562,028

Financials — 19.9%
Consumer Finance — 2.2%
Capital One Financial Corporation	4,500	378,945

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 6.8%
Citigroup Inc.	9,000	$433,620
J.P. Morgan Chase & Co.	18,900	737,289

		1,170,909

Insurance — 1.6%
The St. Paul Travelers Companies, Inc.	7,433	275,541

Thrifts and Mortgage Finance — 9.3%
Countrywide Financial Corporation	7,800	288,678
Fannie Mae	4,500	320,445
MGIC Investment Corporation	7,600	523,716	B
Washington Mutual, Inc.	11,000	465,080

		1,597,919

Health Care — 13.9%
Health Care (Medical Products and Supplies) — 0.5%
Baxter International Inc.	2,676	92,436

Health Care Providers and Services — 12.8%
Aetna Inc.	3,050	380,488
Health Net Inc.	10,700	308,909	A,B
McKesson Corporation	13,000	408,980
UnitedHealth Group Incorporated	12,600	1,109,178

		2,207,555

Pharmaceuticals — 0.6%
Pfizer Inc.	3,500	94,115

Industrials — 9.8%
Commercial Services and Supplies — 2.7%
Waste Management Inc.	15,500	464,070

	Shares/Par	Value

Industrials — Continued
Industrial Conglomerates — 7.1%
Tyco International Ltd.	34,000	$1,215,160

Information Technology — 9.3%
Computers and Peripherals — 2.8%
International Business Machines Corporation	2,900	285,882
Seagate Technology	11,185	193,165	A

		479,047

Internet Software and Services — 2.3%
Google Inc.	2,100	405,510	A

Software — 4.2%
Electronic Arts Inc. (EA)	8,100	499,608	A
Intuit Inc.	5,000	220,050	A

		719,658

Telecommunication Services — 10.4%
Diversified Telecommunication Services — 2.7%
Qwest Communications International Inc.	107,000	475,080	A,B

Wireless Telecommunication Services — 7.7%
Nextel Communications, Inc.	44,000	1,320,000	A

Utilities — 4.1%
Multi-Utilities and Unregulated Power — 4.1%
The AES Corporation	52,000	710,840	A,B

Total Common Stock and Equity Interests (Identified Cost — $10,507,810)		17,180,963

	Share/Par	Value

Repurchase Agreements — 0.3%
Bank of America 2%, dated 12/31/04, to be repurchased at $25,535 on 1/3/05 (Collateral: $23,540 Fannie Mae notes, 6%, due 5/15/11, value $26,129)	$25,530	$25,530

Goldman, Sachs & Company
2.18%, dated 12/31/04, to be repurchased at $25,535
on 1/3/05 (Collateral: $25,003 Fannie Mae mortgage-
backed securities, 6%, due 11/1/34, value $26,165)	25,531	25,531

Total Repurchase Agreements (Identified Cost — $51,061)		51,061

Total Investments — 100.1% (Identified Cost — $10,558,871)		17,232,024
Other Assets Less Liabilities — (0.1)%		(13,781)

Net Assets — 100.0%		$17,218,243

Net Asset Value Per Share:
Primary Class		$65.23

Financial Intermediary Class		$70.25

Institutional Class		$71.11

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2004, the total market value of Affiliated Companies was $4,411,205 and the identified cost was $3,679,818.

Transactions With Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Value at	Purchased		Sold		Dividend	Value at	Realized
Company	3/31/04	Cost	Shares	Cost	Shares	Income	12/31/04	Gain/(Loss)
Amazon.com, Inc.	$952,160	$—	—	$—	—	$—	$974,380	$—
InterActiveCorp	—	18,951	500	—	—	—	870,030	—
Eastman Kodak Company	418,720	25,383	1,000	—	—	8,500	548,250	—
MGIC Investment Corporation	500,994	—	—	(9,192)	(200)	1,425	523,716	5,491
Health Net Inc.	199,440	64,272	2,700	—	—	—	308,909	—
Qwest Communications International Inc. //A	—	66,742	19,500	—	—	—	475,080	—
The AES Corporation	437,163	6,473	750	—	—	—	710,840	—

	$2,508,477	$181,821		$(9,192)		$9,925	$4,411,205	$5,491

//A	Prior to April 1, 2004, this security did not have affiliate status because the Fund owned less then 5% of the company’s voting securities.

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:    February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:    February 25, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Value Trust, Inc.
Date:    February 25, 2005